UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-08050 Date of Notification: June 22, 2007

2.	Exact name of investment company as specified in registration statement:

THE ASIA TIGERS FUND, INC.

3.	Address of principal executive office: (number, street, city, state, zip code)

345 Park Avenue New York, NY 10154

4.	Check one of the following:

	A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Prakash A. Melwani

Prakash A. Melwani

Director and President

(Title)